Stock options (Tables)	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price
Outstanding at November 1, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Date of issue	Expiry date	Number of options	Exercise price	Remaining contractual life (years)
June 29, 2018	June 29, 2023	2,200,000	$0.10	1.7
November 13, 2020	November 13, 2025	6,500,000	0.05	4.0
October 8, 2021	October 8, 2026	1,000,000	0.07	4.9
October 8, 2021	October 8, 2022	1,000,000	0.07	0.9
October 8, 2021	April 8, 2022	1,000,000	0.07	0.4
Outstanding and exercisable at October 31, 2021		11,700,000	$0.06	3.1

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
2021
Share price at grant date (per share)	$0.05
Exercise price	$0.05 - $0.07
Volatility factor (based on historical volatility)	148% - 180%
Risk free interest rate	0.75%
Expected life of options (in years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Weighted average Black-Scholes value at grant date	$0.05 - $0.06